Warrants (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 07, 2014	Jan. 03, 2014	Dec. 31, 2013
Stock compensation expense	$ 129,625	$ 39,250	$ 242,146	$ 230,833
Warrant price per share					$ 0.625	$ 0.625	$ 0.625
Number of common stock value issued			60,000
Warrant [Member]
Stock compensation expense	$ 0	$ 0	$ 0	$ 0
Warrants to purchase an aggregate number of shares			392,047	676,426
Warrant Exercise [Member]
Number of common stock shares issued			233,217
Cashless exercise of warrants			298,000
Warrant price per share			$ 0.10
Aggregate fair market value of common stock withheld			64,783
Warrant Exercise One [Member]
Number of common stock shares issued			500,000
Cashless exercise of warrants			500,000
Warrant price per share			$ 0.08
Number of common stock value issued			$ 40,000